GENERAL INFORMATION (Details)	Dec. 30, 2022
GENERAL INFORMATION
Share exchange ratio	0.1
Interest held	50.00%
Newpai Ltd
GENERAL INFORMATION
Equity interest distribution percentage	100.00%
Haidilao International
GENERAL INFORMATION
Equity interest distribution percentage	100.00%
Interest held	0.00%